OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2013
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 29: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2011	2012	2013
	(EUR in millions)
Income from insurance operations	777	633	514
Gain on disposal of subsidiaries	0	158	0
Gain on disposal of premises	13	1	0
Hotel revenues	31	27	28
Other	41	98	262
Total	862	917	804